Rule 497(j)
                                      Registration Nos. 333-182308 and 811-22717


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 August 1, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:         First Trust Exchange-Traded Fund VI
              (Registration Nos. 333-182308 and 811-22717)
           --------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF and First Trust Nasdaq Transportation ETF; Prospectus for Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF and US Equity Dividend Select ETF, each a series of the Registrant. Post-Effective Amendment No. 118, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on July 29, 2019.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              ------------------------------
                                                  Morrison C. Warren

Enclosures